Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2011
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHAX
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHCX
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHIX
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHRX
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHSX
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHTX
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHYX